Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Parent Entity Financial Information [Abstract]
Summary of Parent Entity Financial Information

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Balance Sheet
Current Assets	22,715	6,723
Total Assets	775,407	643,708

Current Liabilities	11,765	5,792
Total Liabilities	17,278	5,878

Shareholders' Equity
Issued Capital	1,051,450	910,405
Reserves
Foreign Currency Translation Reserve	(216,440)	(209,207)
Share Options Reserve	69,695	65,379
(Accumulated losses)	(146,576)	(128,747)
	758,129	637,830

Loss for the period	(16,981)	(23,094)
Total comprehensive loss for the period	(16,981)	(23,094)